Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-38793
Entity Registrant Name	INMUNE BIO INC.
Entity Central Index Key	0001711754
Entity Tax Identification Number	47-5205835
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	225 NE Mizner Blvd.
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	710-0512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false